Share Capital - Additional Information (Detail)		12 Months Ended
	Jan. 31, 2022 £ / shares shares	Jun. 30, 2022 shares	Jun. 30, 2021 £ / shares shares	Jun. 30, 2020 £ / shares shares	Aug. 31, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2020 $ / shares shares	Jun. 30, 2019 shares	Feb. 23, 2016 $ / shares
BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Number of shares issued		4,400,000			4,400,000
Shares issued price per share | $ / shares					$ 52.99
Number of shares transferred corporate structure unification	2,112,071,796	2,112,071,796
Number of shares issued and fully paid		5,062,323,190	2,945,851,394	2,945,851,394		2,945,851,394	2,945,851,394	2,945,851,394
BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Number of shares transferred corporate structure unification		(2,112,071,796)
Number of shares issued and fully paid			2,112,071,796	2,112,071,796		2,112,071,796	2,112,071,796	2,112,071,796
Special Voting share of no par value [member] | BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	1		1	1		1	1
Special Voting share of no par value [member] | BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Number of shares issued	1
Special Voting share of US$0.50 par value [member] | BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Number of shares issued	1
Special Voting share of US$0.50 par value [member] | BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Shares, par value | $ / shares						$ 0.5	$ 0.5
Number of shares issued and fully paid	1		1	1		1	1
5.5% Preference shares [member]
Disclosure of classes of share capital [line items]
Shares, par value | £ / shares			£ 1	£ 1
Preference Shares Annual Dividend Percentage			5.50%	5.50%
Number of shares issued and fully paid		0	50,000	50,000		50,000	50,000
5.5% Preference shares [member] | BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Shares, par value | £ / shares			£ 1	£ 1
Preference Shares Annual Dividend Percentage			5.50%	5.50%
Number of shares issued and fully paid			50,000	50,000		50,000	50,000
5.5% Preference shares [member] | BHP Group Plc [member] | JP Morgan Limited [Member]
Disclosure of classes of share capital [line items]
Shares, par value | £ / shares	£ 1
Share Buy Back and Cancelled	50,000
Preference Shares Annual Dividend Percentage		5.50%
DLC Dividend share [member] | BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Shares, par value | $ / shares									$ 10
Number of shares issued and fully paid	1		1	1		1	1